Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 306,034	$ 348,749
Prepaid expenses	152,663	72,297
Total Current Assets	458,697	421,046
Investments held in Trust Account	6,218,429	290,646,467
Total Assets	6,677,126	291,067,513
Current Liabilities
Accounts payable and accrued expenses	1,135,140	249,489
Excise tax payable	2,870,720
Income taxes payable	453,342	248,647
Total Current Liabilities	6,522,217	586,986
Deferred underwriting fee payable	10,062,500	10,062,500
Warrant liabilities	2,041,667	145,833
Total Liabilities	18,626,384	10,795,319
Commitments and Contingencies
Class A common stock subject to possible redemption, $0.0001 par value, 200,000,000 shares authorized, 577,937 and 28,750,000 shares at a redemption value of $10.76 per share at December 31, 2023 and $10.10 per share at December 31, 2022, respectively	6,228,145	290,357,770
Stockholders’ Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding at December 31, 2023 and 2022
Additional paid-in capital
Accumulated deficit	(18,178,122)	(10,086,295)
Total Stockholders’ Deficit	(18,177,403)	(10,085,576)
TOTAL LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION, AND STOCKHOLDERS’ DEFICIT	6,677,126	291,067,513
Class A Common Stock
Stockholders’ Deficit
Common stock value	705
Class B Common Stock
Stockholders’ Deficit
Common stock value	14	719
Related Party
Current Liabilities
Promissory note – related party	578,689
Convertible notes – related party	$ 1,484,326	$ 88,850